Foreign currency exchange rate (Details) - $ / £	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effects Of Changes In Foreign Exchange Rates [Abstract]
Closing rate, GBP 1	1.2097	1.3512	1.3650
Weighted average exchange rate, GBP 1	1.1847	1.3741	1.2842